Nuveen Municipal Value Fund, Inc.
Portfolio of Investments January 31, 2024
(Unaudited)
NUV
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 100.7%
X –
MUNICIPAL BONDS - 100 .7 % X 1,969,005,861
Alabama - 0.4%
Birmingham Airport Authority, Alabama, Airport Revenue Bonds, Series
2020
:
$ 255 4.000%, 7/01/39 - BAM Insured 7/30 at 100.00 $ 259,637
225 4.000%, 7/01/40 - BAM Insured 7/30 at 100.00 228,741
3,805 (c) Homewood, Alabama, General Obligation Warrants, Series 2016, 5.000%,
9/01/36, (Pre-refunded 9/01/26)
9/26 at 100.00 4,026,942
2,455 Jefferson County, Alabama, Sewer Revenue Warrants, Series 2024,
5.500%, 10/01/53
10/33 at 100.00 2,723,189
Total Alabama 7,238,509
Alaska - 0.5%
9,750 Anchorage, Alaska, Solid Waste Services Revenue Bonds, Refunding
Series 2022A, 4.000%, 11/01/52
11/32 at 100.00 9,375,484
110 Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement
Asset-Backed Bonds, Senior Series 2021A Class 1, 4.000%, 6/01/50
6/31 at 100.00 103,009
Total Alaska 9,478,493
Arizona - 2.2%
1,915 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series 2019,
5.000%, 6/01/49, (AMT), (Mandatory Put 6/03/24)
6/24 at 100.00 1,919,828
2,935 Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds,
Senior Lien Series 2017A, 5.000%, 7/01/35
7/27 at 100.00 3,132,068
780 Phoenix Civic Improvement Corporation, Arizona, Excise Tax Revenue
Bonds, Subordinate Lien Series 2020A, 4.000%, 7/01/45
7/30 at 100.00 782,532
2,590 Phoenix Civic Improvement Corporation, Arizona, Water System Revenue
Bonds, Junior Lien Series 2021A, 5.000%, 7/01/45
7/31 at 100.00 2,841,381
2,175 Pima County Industrial Development Authority, Arizona, Revenue Bonds,
Tucson Medical Center, Series 2021A, 4.000%, 4/01/46
4/31 at 100.00 2,053,785
21,745 Salt River Project Agricultural Improvement and Power District, Arizona,
Electric System Revenue Bonds, Series 2023B, 5.250%, 1/01/53
1/34 at 100.00 24,524,870
5,600 Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds,
Citigroup Energy Inc Prepay Contract Obligations, Series 2007, 5.000%,
12/01/37
No Opt. Call 6,093,376
Tucson, Arizona, Water System Revenue Bonds, Refunding Series 2017
:
1,000 5.000%, 7/01/34 7/27 at 100.00 1,069,825
750 5.000%, 7/01/35 7/27 at 100.00 800,353
Total Arizona 43,218,018
California - 6.3%
405 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Los Angeles County Securitization Corporation,
Series 2020A, 4.000%, 6/01/49
6/30 at 100.00 386,707
1,250 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Sonoma County Tobacco Securitization Corporation,
Series 2020A, 4.000%, 6/01/49
12/30 at 100.00 1,211,188

Nuveen Municipal Value Fund, Inc.
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)

NUV
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
California (continued)
$ 4,080 (c) California Health Facilities Financing Authority, California, Revenue Bonds,
Sutter Health, Refunding Series 2016B, 5.000%, 11/15/46, (Pre-refunded
11/15/26)
11/26 at 100.00 $ 4,355,913
5,920 California Health Facilities Financing Authority, California, Revenue Bonds,
Sutter Health, Series 2018A, 5.000%, 11/15/48
11/27 at 100.00 6,138,752
1,650 California Health Facilities Financing Authority, Revenue Bonds, Children's
Hospital Los Angeles, Series 2017A, 5.000%, 8/15/35
8/27 at 100.00 1,721,655
California Municipal Finance Authority, Revenue Bonds, Linxs APM Project,
Senior Lien Series 2018A
:
1,635 5.000%, 12/31/43, (AMT) 6/28 at 100.00 1,659,891
3,495 5.000%, 12/31/47, (AMT) 6/28 at 100.00 3,522,705
1,000 California Municipal Finance Authority, Revenue Bonds, Linxs APM Project,
Senior Lien Series 2018B, 5.000%, 6/01/48, (AMT)
6/28 at 100.00 1,006,418
2,290 California Pollution Control Financing Authority, Water Furnishing
Revenue Bonds, San Diego County Water Authoriity Desalination Project
Pipeline, Refunding Series 2019, 5.000%, 7/01/39, 144A
1/29 at 100.00 2,363,312
3,500 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2016A,
5.000%, 12/01/46, 144A
6/26 at 100.00 3,496,303
4,505 Covina-Valley Unified School District, Los Angeles County, California,
General Obligation Bonds, Series 2003B, 0.000%, 6/01/28 - FGIC Insured
No Opt. Call 3,894,284
5,700 East Bay Municipal Utility District, Alameda and Contra Costa Counties,
California, Water System Revenue Bonds, Green Series 2017A, 5.000%,
6/01/45
6/27 at 100.00 6,068,216
2,180 Foothill/Eastern Transportation Corridor Agency, California, Toll Road
Revenue Bonds, Refunding Series 2013A, 6.850%, 1/15/42
1/31 at 100.00 2,661,934
Fresno, California, Airport Revenue Bonds, Series 2023A
:
1,000 5.000%, 7/01/48 - BAM Insured, (AMT) 7/33 at 100.00 1,059,069
1,000 5.000%, 7/01/53 - BAM Insured, (AMT) 7/33 at 100.00 1,053,086
49,020 Golden State Tobacco Securitization Corporation, California, Tobacco
Settlement Asset-Backed Bonds, Capital Appreciation Series 2021B-2,
0.000%, 6/01/66
12/31 at 27.75 5,696,202
345 Golden State Tobacco Securitization Corporation, California, Tobacco
Settlement Asset-Backed Revenue Bonds, Series 2022A-1, 5.000%,
6/01/51
12/31 at 100.00 361,355
2,780 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Refunding Subordinate Series 2022I,
5.000%, 5/15/48
11/31 at 100.00 3,087,471
2,725 Los Angeles Department of Water and Power, California, Water System
Revenue Bonds, Series 2023A, 5.250%, 7/01/53
7/33 at 100.00 3,119,259
2,555 Merced Union High School District, Merced County, California, General
Obligation Bonds, Series 1999A, 0.000%, 8/01/24 - FGIC Insured
No Opt. Call 2,512,464
2,365 Montebello Unified School District, Los Angeles County, California,
General Obligation Bonds, Election 1998 Series 2004, 0.000%, 8/01/27 -
FGIC Insured
No Opt. Call 2,093,855
Mount San Antonio Community College District, Los Angeles County,
California, General Obligation Bonds, Election of 2008, Series 2013A
:
3,060 5.875%, 8/01/28 2/28 at 100.00 3,478,850
2,315 (d) 0.000%, 8/01/43 8/35 at 100.00 2,298,783
3,550 M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay
Contracts, Series 2009C, 6.500%, 11/01/39
No Opt. Call 4,604,300

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
California (continued)
$ 10,150 Placer Union High School District, Placer County, California, General
Obligation Bonds, Series 2004C, 0.000%, 8/01/33 - AGM Insured
No Opt. Call $ 7,552,282
San Bruno Park School District, San Mateo County, California, General
Obligation Bonds, Series 2000B
:
2,575 0.000%, 8/01/24 - FGIC Insured No Opt. Call 2,532,007
2,660 0.000%, 8/01/25 - FGIC Insured No Opt. Call 2,520,265
220 San Diego Tobacco Settlement Revenue Funding Corporation, California,
Tobacco Settlement Bonds, Subordinate Series 2018C, 4.000%, 6/01/32
6/28 at 100.00 221,383
San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Refunding Second Series 2019D
:
6,000 5.000%, 5/01/36 5/29 at 100.00 6,702,791
4,000 5.000%, 5/01/39 5/29 at 100.00 4,396,022
San Joaquin Hills Transportation Corridor Agency, Orange County,
California, Refunding Senior Lien Toll Road Revenue Bonds, Series 2021A
:
315 4.000%, 1/15/39 1/32 at 100.00 324,111
500 4.000%, 1/15/42 1/32 at 100.00 507,859
550 4.000%, 1/15/43 1/32 at 100.00 556,969
200 4.000%, 1/15/44 1/32 at 100.00 202,100
12,095 San Joaquin Hills Transportation Corridor Agency, Orange County,
California, Toll Road Revenue Bonds, Refunding Series 1997A, 0.000%,
1/15/25 - NPFG Insured
No Opt. Call 11,710,543
13,220 San Mateo County Community College District, California, General
Obligation Bonds, Series 2006A, 0.000%, 9/01/28 - NPFG Insured
No Opt. Call 11,546,047
5,000 San Mateo Union High School District, San Mateo County, California,
General Obligation Bonds, Election of 2000, Series 2002B, 0.000%,
9/01/24 - FGIC Insured
No Opt. Call 4,913,887
5,815 San Ysidro School District, San Diego County, California, General
Obligation Bonds, Refunding Series 2015, 0.000%, 8/01/48
8/25 at 29.16 1,582,043
440 Tobacco Securitization Authority of Northern California, Tobacco
Settlement Asset-Backed Bonds, Refunding Sacramento County Tobacco
Securitization Corporation Series 2021B  Class 2, 4.000%, 6/01/49
12/30 at 100.00 452,357
575 Vernon, California, Electric System Revenue Bonds, Series 2021A, 5.000%,
4/01/28
No Opt. Call 606,233
Total California 124,178,871
Colorado - 6.1%
7,500 Arapahoe County School District 6, Littleton, Colorado, General
Obligation Bonds, Series 2019A, 5.500%, 12/01/43
12/28 at 100.00 8,220,872
4,155 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2, 4.000%, 8/01/49
8/29 at 100.00 3,920,625
1,255 Colorado High Performance Transportation Enterprise, C-470 Express
Lanes Revenue Bonds, Senior Lien Series 2017, 5.000%, 12/31/56
12/24 at 100.00 1,257,610
7,070 Colorado Mountain College, Colorado, Certificates of Participation, Series
2021, 4.000%, 12/01/46
12/31 at 100.00 7,112,684
4,500 Colorado State, Building Excellent Schools Today, Certificates of
Participation, Series 2018N, 5.000%, 3/15/37
3/28 at 100.00 4,834,468
1,000 Colorado State, Building Excellent Schools Today, Certificates of
Participation, Series 2020R, 4.000%, 3/15/45
3/30 at 100.00 1,002,720
Colorado State, Certificates of Participation, Lease Purchase Financing
Program, National Western Center, Series 2018A
:
1,250 5.000%, 9/01/30 3/28 at 100.00 1,361,333
2,000 5.000%, 9/01/31 3/28 at 100.00 2,173,231

Nuveen Municipal Value Fund, Inc.
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)

NUV
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Colorado (continued)
$ 1,260 5.000%, 9/01/32 3/28 at 100.00 $ 1,368,162
620 5.000%, 9/01/33 3/28 at 100.00 674,232
3,790 Colorado State, Certificates of Participation, Rural Series 2018A, 5.000%,
12/15/37
12/28 at 100.00 4,114,978
3,400 Denver City and County, Colorado, Airport System Revenue Bonds, Series
2022B, 5.250%, 11/15/53
11/32 at 100.00 3,787,294
2,000 Denver Convention Center Hotel Authority, Colorado, Revenue Bonds,
Convention Center Hotel, Refunding Senior Lien Series 2016, 5.000%,
12/01/35
12/26 at 100.00 2,032,955
E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series
2000B
:
9,660 0.000%, 9/01/29 - NPFG Insured No Opt. Call 8,130,896
24,200 0.000%, 9/01/31 - NPFG Insured No Opt. Call 19,018,557
17,000 0.000%, 9/01/32 - NPFG Insured No Opt. Call 12,882,177
2,905 E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series
2020A, 5.000%, 9/01/40
9/24 at 100.00 2,925,193
7,600 E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Refunding
Series 2006B, 0.000%, 9/01/39 - NPFG Insured
9/26 at 52.09 3,570,888
8,000 Public Authority for Colorado Energy, Natural Gas Purchase Revenue
Bonds,  Colorado Springs Utilities, Series 2008, 6.500%, 11/15/38
No Opt. Call 10,080,463
1,400 Regional Transportation District, Colorado, Private Activity Bonds, Denver
Transit Partners Eagle P3 Project, Series 2020A, 4.000%, 7/15/34
1/31 at 100.00 1,465,498
4,945 Regional Transportation District, Colorado, Sales Tax Revenue Bonds,
Fastracks Project, Series 2017A, 5.000%, 11/01/40
11/26 at 100.00 5,130,778
State of Colorado, Rural Colorado, Certificates of Participation, Series
2022
:
5,355 6.000%, 12/15/38 12/32 at 100.00 6,570,437
3,000 6.000%, 12/15/41 12/32 at 100.00 3,638,038
4,250 (c) University of Colorado, Enterprise System Revenue Bonds, Series 2018B,
5.000%, 6/01/43, (Pre-refunded 6/01/28)
6/28 at 100.00 4,682,823
Total Colorado 119,956,912
Connecticut - 0.9%
1,000 Connecticut Airport Authority, Connecticut, Customer Facility Charge
Revenue Bonds, Ground Transportation Center Project, Series 2019A,
5.000%, 7/01/49, (AMT)
7/29 at 100.00 1,023,027
2,125 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Connecticut Children's Medical Center and Subsidiaries, Series 2023E,
5.250%, 7/15/48
1/33 at 100.00 2,320,315
8,440 Connecticut State, General Obligation Bonds, Series 2015E, 5.000%,
8/01/29
8/25 at 100.00 8,687,020
5,000 Connecticut State, General Obligation Bonds, Series 2015F, 5.000%,
11/15/33
11/25 at 100.00 5,156,791
Total Connecticut 17,187,153
Delaware - 0.1%
1,270 Delaware River and Bay Authority, Delaware and New Jersey, Revenue
Bonds, Series 2021, 4.000%, 1/01/46
1/32 at 100.00 1,270,433
Total Delaware 1,270,433
District of Columbia - 1.7%
15,000 District of Columbia Tobacco Settlement Corporation, Tobacco Settlement
Asset-Backed Bonds, Series 2006A, 0.000%, 6/15/46
3/24 at 25.38 3,665,023

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
District of Columbia (continued)
$ 5,390 District of Columbia Water and Sewer Authority, Public Utility Revenue
Bonds, Senior Lien Series 2018B, 5.000%, 10/01/43
4/28 at 100.00 $ 5,713,055
3,865 Metropolitan Washington Airports Authority, District of Columbia, Dulles
Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement
Projects, Refunding & Subordinate Lien Series 2019B, 5.000%, 10/01/47
10/29 at 100.00 4,000,018
10,000 Metropolitan Washington Airports Authority, District of Columbia, Dulles
Toll Road Revenue Bonds, Dulles Metrorail Capital Appreciation, Second
Senior Lien Series 2010B, 6.500%, 10/01/44
10/28 at 100.00 11,091,427
Washington Convention and Sports Authority, Washington D.C.,
Dedicated Tax Revenue Bonds, Refunding Senior Lien Series 2021A
:
670 4.000%, 10/01/36 10/30 at 100.00 692,352
1,060 4.000%, 10/01/38 10/30 at 100.00 1,077,274
1,265 4.000%, 10/01/39 10/30 at 100.00 1,276,463
1,745 Washington Convention and Sports Authority, Washington D.C.,
Dedicated Tax Revenue Bonds, Refunding Senior Lien Series 2021B,
4.000%, 10/01/38
10/30 at 100.00 1,773,437
Washington Metropolitan Area Transit Authority, District of Columbia,
Dedicated Revenue Bonds, Series 2020A
:
2,390 4.000%, 7/15/45 7/30 at 100.00 2,385,345
1,775 5.000%, 7/15/45 7/30 at 100.00 1,921,863
Total District of Columbia 33,596,257
Florida - 6.1%
1,000 Babcock Ranch Community Independent Special District, Charlotte
County, Florida, Special Assessment Bonds, 2022 Project Series 2022,
5.000%, 5/01/53
5/32 at 100.00 945,642
1,240 Broward County, Florida, Half-Cent Sales Tax Revenue Bonds, Refunding
Series 2020, 4.000%, 10/01/40
10/30 at 100.00 1,282,160
23,000 Broward County, Florida, Tourist Development Tax Revenue Bonds,
Convention Center Expansion Project, Series 2021, 4.000%, 9/01/51
9/31 at 100.00 22,046,383
565 Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Renaissance Charter School Income Projects, Series 2015A,
6.000%, 6/15/35, 144A
6/25 at 100.00 572,200
Florida Development Finance Corporation, Healthcare Facilities Revenue
Bonds, UF Health - Jacksonville Project, Series 2022A
:
1,800 4.000%, 2/01/41 - AGM Insured 2/32 at 100.00 1,781,703
1,875 4.000%, 2/01/42 - AGM Insured 2/32 at 100.00 1,835,079
15,000 Florida Development Finance Corporation, Revenue Bonds, Brightline
Passenger Rail Expansion Project, Series 2023C, 8.000%, 7/01/57, (AMT),
(Mandatory Put 4/01/24), 144A
3/24 at 106.00 15,582,062
4,000 Gainesville, Florida, Utilities System Revenue Bonds, Series 2017A,
5.000%, 10/01/36
10/27 at 100.00 4,257,592
3,500 Gainesville, Florida, Utilities System Revenue Bonds, Series 2019A,
5.000%, 10/01/47
10/29 at 100.00 3,711,923
2,290 (c) Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa
International Airport, Subordinate Lien Series 2015B, 5.000%, 10/01/40,
(Pre-refunded 10/01/24)
10/24 at 100.00 2,318,581
1,000 Lakeland, Florida, Energy System Revenue Bonds, Series 2021, 4.000%,
10/01/40
10/31 at 100.00 1,020,196
2,735 Miami Beach Health Facilities Authority, Florida, Hospital Revenue Bonds,
Mount Sinai Medical Center of Florida Project, Series 2021B, 4.000%,
11/15/46
11/31 at 100.00 2,644,602

Nuveen Municipal Value Fund, Inc.
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)

NUV
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida (continued)
$ 5,090 Miami-Dade County Expressway Authority, Florida, Toll System Revenue
Bonds, Series 2010A, 5.000%, 7/01/40
3/24 at 100.00 $ 5,110,994
2,000 Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International
Airport, Refunding Series 2014B, 5.000%, 10/01/37
10/24 at 100.00 2,014,617
5,685 Miami-Dade County, Florida, Seaport Revenue Bonds, Refunding Series
2022A, 5.250%, 10/01/52, (AMT)
10/32 at 100.00 6,050,697
3,000 Miami-Dade County, Florida, Transit System Sales Surtax Revenue Bonds,
Series 2022, 5.000%, 7/01/51
7/32 at 100.00 3,218,333
5,330 Orange County Health Facilities Authority, Florida, Hospital Revenue
Bonds, Orlando Health Obligated Group, Inc., Series 2022, 4.000%,
10/01/52
4/32 at 100.00 5,179,011
Orlando Utilities Commission, Florida, Utility System Revenue Bonds,
Series 2018A
:
3,500 5.000%, 10/01/36 10/27 at 100.00 3,731,643
3,780 5.000%, 10/01/37 10/27 at 100.00 4,045,332
1,120 5.000%, 10/01/38 10/27 at 100.00 1,182,872
10,725 (c) Orlando, Florida, Contract Tourist Development Tax Payments Revenue
Bonds, Series 2014A, 5.000%, 11/01/44, (Pre-refunded 5/01/24)
5/24 at 100.00 10,772,628
Osceola County, Florida, Transportation Revenue Bonds, Osceola Parkway,
Refunding & Improvement Capital Appreciation Series 2019A-2
:
3,500 0.000%, 10/01/43 10/29 at 61.27 1,299,579
3,575 0.000%, 10/01/44 10/29 at 59.08 1,247,519
4,000 0.000%, 10/01/45 10/29 at 56.95 1,316,472
750 0.000%, 10/01/49 10/29 at 49.08 193,949
5,000 0.000%, 10/01/50 10/29 at 47.17 1,223,440
11,000 0.000%, 10/01/53 10/29 at 41.97 2,277,472
4,000 Pembroke Pines, Florida, Capital Improvement Revenue Bonds, Series
2019A, 4.000%, 7/01/38
7/29 at 100.00 4,107,226
1,020 Putnam County Development Authority, Florida, Pollution Control
Revenue Bonds, Seminole Electric Cooperatice, Inc. Project, Refunding
Series 2018B, 5.000%, 3/15/42
5/28 at 100.00 1,064,337
6,865 South Broward Hospital District, Florida, Hospital Revenue Bonds,
Refunding Series 2015, 4.000%, 5/01/34
5/25 at 100.00 6,927,821
Total Florida 118,962,065
Georgia - 3.3%
3,325 Atlanta, Georgia, Water and Wastewater Revenue Bonds, Refunding
Series 2015, 5.000%, 11/01/40
5/25 at 100.00 3,378,006
2,290 Fulton County Development Authority, Georgia, Hospital Revenue Bonds,
Wellstar Health System, Inc Project, Series 2017A, 5.000%, 4/01/47
4/27 at 100.00 2,340,675
Gainesville and Hall County Hospital Authority, Georgia, Revenue
Anticipation Certificates, Northeast Georgia Health Services Inc., Series
2017B
:
3,500 5.500%, 2/15/42 2/27 at 100.00 3,693,489
2,500 5.250%, 2/15/45 2/27 at 100.00 2,601,103
1,500 Geo. L. Smith II Georgia World Congress Center Authority, Georgia,
Convention Center Hotel Revenue Bonds,  First Tier Series 2021A,
4.000%, 1/01/54
1/31 at 100.00 1,319,871
17,010 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project J
Bonds, Series 2019A, 5.000%, 1/01/49 - BAM Insured
7/28 at 100.00 17,549,008
4,025 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project M
Bonds, Series 19A, 5.000%, 1/01/59 - AGM Insured
7/28 at 100.00 4,116,498

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Georgia (continued)
$ 17,350 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project M
Bonds, Series 2022A, 5.000%, 7/01/52 - AGM Insured
7/32 at 100.00 $ 18,343,657
2,415 Municipal Electric Authority of Georgia, Project One Revenue Bonds,
Subordinate Lien Series 2015A, 5.000%, 1/01/35
1/25 at 100.00 2,443,291
Municipal Electric Authority of Georgia, Project One Revenue Bonds,
Subordinate Lien Series 2020A
:
1,000 5.000%, 1/01/45 1/31 at 100.00 1,059,640
5,500 5.000%, 1/01/50 1/31 at 100.00 5,740,303
2,000 Private Colleges and Universities Authority, Georgia, Revenue Bonds,
Emory University, Refunding Series 2016A, 5.000%, 10/01/46
10/26 at 100.00 2,058,366
Total Georgia 64,643,907
Hawaii - 0.4%
4,830 Honolulu City and County, Hawaii, General Obligation Bonds, Series
2018A, 5.000%, 9/01/40
9/28 at 100.00 5,180,272
3,000 Honolulu City and County, Hawaii, Wastewater System Revenue Bonds,
First Bond Resolution, Senior Series 2018A, 5.000%, 7/01/37
1/28 at 100.00 3,222,055
Total Hawaii 8,402,327
Idaho - 0.1%
1,550 University of Idaho, General Revenue Bonds, Refunding Series 2022A,
4.000%, 4/01/45 - BAM Insured
4/32 at 100.00 1,559,522
Total Idaho 1,559,522
Illinois - 10.8%
5,000 Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax
Revenue Bonds, Series 2016, 6.000%, 4/01/46
4/27 at 100.00 5,224,012
5,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2016A, 7.000%, 12/01/44
12/25 at 100.00 5,222,248
2,945 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2016B, 6.500%, 12/01/46
12/26 at 100.00 3,087,808
4,710 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2017A, 7.000%, 12/01/46, 144A
12/27 at 100.00 5,113,020
17,775 Chicago Board of Education, Illinois, Unlimited Tax General Obligation
Bonds, Dedicated Tax Revenues, Series 1998B-1, 0.000%, 12/01/24 - FGIC
Insured
No Opt. Call 17,222,155
7,495 Chicago Board of Education, Illinois, Unlimited Tax General Obligation
Bonds, Dedicated Tax Revenues, Series 1999A, 0.000%, 12/01/31 - NPFG
Insured
No Opt. Call 5,464,510
Chicago Greater Metropolitan Water Reclamation District, Illinois, General
Obligation Bonds, Limited Tax Capital Improvement Green Series 2021A
:
2,325 4.000%, 12/01/46 12/31 at 100.00 2,304,567
4,000 4.000%, 12/01/51 12/31 at 100.00 3,868,202
1,875 Chicago Transit Authority, Illinois, Capital Grant Receipts Revenue Bonds,
Federal Transit Administration Section 5307 Urbanized Area Formula
Funds, Refunding Series 2021, 5.000%, 6/01/29
No Opt. Call 2,038,584
5,000 Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds,
Second Lien Series 2022A, 5.000%, 12/01/46 - BAM Insured
12/31 at 100.00 5,371,605
5,100 Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds,
Series 2014, 5.000%, 12/01/44
12/24 at 100.00 5,112,591
1,000 Cook County, Illinois, General Obligation Bonds, Refunding Series 2018,
5.000%, 11/15/35
11/26 at 100.00 1,041,632

Nuveen Municipal Value Fund, Inc.
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)

NUV
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Illinois (continued)
$ 1,500 Cook County, Illinois, General Obligation Bonds, Refunding Series 2021A,
5.000%, 11/15/32
11/30 at 100.00 $ 1,686,510
Cook County, Illinois, Sales Tax Revenue Bonds, Series 2021A
:
2,040 4.000%, 11/15/40 11/30 at 100.00 2,028,716
1,000 4.000%, 11/15/41 11/30 at 100.00 994,723
1,300 Illinois Finance Authority, Revenue Bonds, Rush University Medical Center
Obligated Group, Series 2015A, 5.000%, 11/15/38
5/25 at 100.00 1,314,898
3,700 Illinois Finance Authority, Revenue Bonds, Rush University Medical Center
Obligated Group, Series 2015B, 5.000%, 11/15/39
5/25 at 100.00 3,737,564
Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and
Medical Centers, Refunding Series 2015C
:
560 5.000%, 8/15/35 8/25 at 100.00 570,389
825 5.000%, 8/15/44 8/25 at 100.00 835,782
5,125 Illinois State, General Obligation Bonds, November Series 2017C, 5.000%,
11/01/29
11/27 at 100.00 5,473,739
1,755 Illinois State, General Obligation Bonds, October Series 2016, 5.000%,
2/01/27
No Opt. Call 1,846,853
5,590 (c) Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien
Series 2013A, 5.000%, 1/01/38, (Pre-refunded 4/02/24)
4/24 at 100.00 5,606,520
4,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien
Series 2016B, 5.000%, 1/01/41
7/26 at 100.00 4,107,926
5,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien
Series 2020A, 5.000%, 1/01/45
1/31 at 100.00 5,412,379
9,015 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Refunding Series 2020A, 4.000%, 6/15/50
12/29 at 100.00 8,351,061
Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds,
McCormick Place Expansion Project, Series 1994B
:
5,245 0.000%, 6/15/28 - NPFG Insured No Opt. Call 4,499,313
11,675 0.000%, 6/15/29 - FGIC Insured No Opt. Call 9,653,107
Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds,
McCormick Place Expansion Project, Series 2002A
:
4,950 0.000%, 12/15/32 - NPFG Insured No Opt. Call 3,601,069
21,375 0.000%, 6/15/34 - NPFG Insured No Opt. Call 14,660,587
21,000 0.000%, 12/15/35 - NPFG Insured No Opt. Call 13,455,307
21,970 0.000%, 6/15/36 - NPFG Insured No Opt. Call 13,687,563
10,375 0.000%, 12/15/36 - NPFG Insured No Opt. Call 6,292,382
10,000 0.000%, 12/15/37 - NPFG Insured No Opt. Call 5,742,065
25,825 0.000%, 6/15/39 - NPFG Insured No Opt. Call 13,759,728
6,095 Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry
and Will Counties, Illinois, General Obligation Bonds, Series 2002A,
6.000%, 7/01/32 - NPFG Insured
No Opt. Call 7,564,203
8,000 Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry
and Will Counties, Illinois, General Obligation Bonds, Series 2003A,
6.000%, 7/01/33 - NPFG Insured
No Opt. Call 9,795,846
5,000 (c) Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry
and Will Counties, Illinois, General Obligation Bonds, Series 2014A,
5.000%, 6/01/44, (Pre-refunded 6/01/24)
6/24 at 100.00 5,030,053
Total Illinois 210,779,217
Indiana - 1.2%
2,250 Indiana Finance Authority, Hospital Revenue Bonds, Indiana Unversity
Health Obligation Group, Refunding 2015A, 4.000%, 12/01/40
6/25 at 100.00 2,251,907

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Indiana (continued)
$ 2,000 Indiana Municipal Power Agency Power Supply System Revenue Bonds,
Refunding Series 2016A, 5.000%, 1/01/42
7/26 at 100.00 $ 2,044,237
4,250 Indianapolis Local Public Improvement Bond Bank, Indiana, Community
Justice Campus Bonds, Courthouse & Jail Project, Series 2019A, 5.000%,
2/01/54
2/29 at 100.00 4,435,626
Indianapolis Local Public Improvement Bond Bank, Indiana, Series 1999E
:
2,400 0.000%, 2/01/25 - AMBAC Insured No Opt. Call 2,317,882
14,595 0.000%, 2/01/27 - AMBAC Insured No Opt. Call 13,232,717
Total Indiana 24,282,369
Kentucky - 1.8%
Kenton County Airport Board, Kentucky, Airport Revenue Bonds,
Cincinnati/Northern Kentucky International Airport, Refunding Series
2016
:
1,530 5.000%, 1/01/27 1/26 at 100.00 1,587,973
1,600 5.000%, 1/01/28 1/26 at 100.00 1,658,202
Kentucky Bond Development Corporation, Transient Room Tax Revenue
Bonds, Lexington Center Corporation Project, Series 2018A
:
1,280 5.000%, 9/01/37 9/28 at 100.00 1,370,175
1,435 5.000%, 9/01/38 9/28 at 100.00 1,525,349
4,000 5.000%, 9/01/43 9/28 at 100.00 4,176,336
2,000 5.000%, 9/01/48 9/28 at 100.00 2,078,528
1,000 Kentucky Economic Development Finance Authority, Louisville Arena
Project Revenue Bonds, Louisville Arena Authority, Inc., Series 2017A,
5.000%, 12/01/45 - AGM Insured
12/27 at 100.00 1,040,902
8,935 Kentucky Economic Development Finance Authority, Revenue Bonds,
Next Generation Kentucky Information Highway Project, Senior Series
2015A, 5.000%, 1/01/45
7/25 at 100.00 8,938,075
6,000 Kentucky Public Transportation Infrastructure Authority, Toll Revenue
Bonds, Downtown Crossing Project, Convertible Capital Appreciation First
Tier Series 2013C, 6.600%, 7/01/39
7/31 at 100.00 6,889,085
5,000 Kentucky State Property and Buildings Commission, Revenue Bonds,
Project 115, Series 2017, 5.000%, 4/01/30
4/27 at 100.00 5,303,498
Total Kentucky 34,568,123
Louisiana - 0.6%
1,335 East Baton Rouge Sewerage Commission, Louisiana, Revenue Bonds,
Refunding Series 2019A, 4.000%, 2/01/45
2/29 at 100.00 1,336,592
9,040 New Orleans Aviation Board, Louisiana, General Airport Revenue Bonds,
North Terminal Project, Series 2017A, 5.000%, 1/01/48 - AGM Insured
1/27 at 100.00 9,355,896
1,470 New Orleans Aviation Board, Louisiana, Special Facility Revenue Bonds,
Parking Facilities Corporation Consolidated Garage System, Series 2018A,
5.000%, 10/01/43 - AGM Insured
10/28 at 100.00 1,536,265
Total Louisiana 12,228,753
Maine - 0.9%
Maine Health and Higher Educational Facilities Authority Revenue Bonds,
MaineHealth Issue, Series 2018A
:
5,125 5.000%, 7/01/43 7/28 at 100.00 5,344,850
2,005 5.000%, 7/01/48 7/28 at 100.00 2,080,728
1,805 Maine Turnpike Authority, Turnpike Revenue Bonds, Series 2020, 5.000%,
7/01/50
7/30 at 100.00 1,930,144
7,990 University of Maine, System Revenue Bonds, Series 2022, 5.000%, 3/01/47 3/32 at 100.00 8,513,895
Total Maine 17,869,617

Nuveen Municipal Value Fund, Inc.
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)

NUV
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Maryland - 1.2%
Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Refunding
Series 2017
:
$ 1,140 5.000%, 9/01/29 9/27 at 100.00 $ 1,141,363
630 5.000%, 9/01/31 9/27 at 100.00 630,919
1,945 5.000%, 9/01/32 9/27 at 100.00 1,946,888
385 5.000%, 9/01/34 9/27 at 100.00 385,011
2,750 5.000%, 9/01/35 9/27 at 100.00 2,746,992
2,550 5.000%, 9/01/42 9/27 at 100.00 2,472,121
6,665 5.000%, 9/01/46 9/27 at 100.00 6,280,020
1,050 Maryland Health and Higher Educational Facilities Authority, Maryland,
Revenue Bonds, Meritus Medical Center, Series 2015, 5.000%, 7/01/40
7/25 at 100.00 1,060,250
Maryland Stadium Authority, Revenue Bonds, Baltimore City Public
Schools Construction & Revitalization Program, Series 2018A
:
4,375 5.000%, 5/01/47 5/28 at 100.00 4,581,085
2,260 (c) 5.000%, 5/01/47, (Pre-refunded 5/01/28) 5/28 at 100.00 2,475,926
Total Maryland 23,720,575
Massachusetts - 0.5%
1,000 Massachusetts Department of Transportation, Metropolitan Highway
System Revenue Bonds, Refunding Senior Lien Series 2019A, 5.000%,
1/01/37
1/29 at 100.00 1,087,436
2,905 Massachusetts Development Finance Agency, Revenue Bonds, Boston
Medical Center Issue, Green Bonds, Series 2015D, 5.000%, 7/01/44
7/25 at 100.00 2,908,984
1,500 Massachusetts Development Finance Agency, Revenue Bonds, Boston
Medical Center Issue, Series 2016E, 5.000%, 7/01/35
7/26 at 100.00 1,545,340
2,765 Massachusetts Development Finance Agency, Revenue Bonds, Dana-
Farber Cancer Institute Issue, Series 2016N, 5.000%, 12/01/46
12/26 at 100.00 2,832,266
980 Massachusetts Turnpike Authority, Metropolitan Highway System Revenue
Bonds, Senior Series 1997A, 0.000%, 1/01/29 - NPFG Insured
No Opt. Call 836,478
Total Massachusetts 9,210,504
Michigan - 3.4%
Bloomfield Hills Schools, Oakland County, Michigan, General Obligation
Bonds, School Building & Site Series 2023
:
1,475 5.000%, 5/01/44 5/33 at 100.00 1,630,588
625 5.000%, 5/01/48 5/33 at 100.00 679,819
820 5.000%, 5/01/50 5/33 at 100.00 891,203
Detroit Academy of Arts and Sciences, Michigan, Public School Academy
Revenue Bonds, Refunding Series 2013
:
1,405 6.000%, 10/01/33 3/24 at 100.00 1,353,073
2,520 6.000%, 10/01/43 3/24 at 100.00 2,318,186
15 Detroit, Michigan, Second Lien Sewerage Disposal System Revenue
Bonds, Series 2005A, 4.500%, 7/01/35 - NPFG Insured
3/24 at 100.00 15,017
2,925 Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue Bonds,
Series 2001B, 5.500%, 7/01/29 - NPFG Insured
No Opt. Call 3,076,507
5 Detroit, Michigan, Water Supply System Revenue Bonds, Second Lien
Series 2003B, 5.000%, 7/01/34 - NPFG Insured
3/24 at 100.00 5,008
5 Detroit, Michigan, Water Supply System Revenue Bonds, Senior Lien
Series 2003A, 5.000%, 7/01/34 - NPFG Insured
3/24 at 100.00 5,009
4,000 Kalamazoo County, Michigan, General Obligation Bonds, Limitied Tax
Series 2022, 4.000%, 5/01/45
5/31 at 100.00 3,997,291

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Michigan (continued)
$ 3,315 Michigan Finance Authority, Distributable State Aid Revenue Bonds,
Charter County of Wayne Criminal Justice Center Project, Senior Lien
Series 2018, 5.000%, 11/01/43
11/28 at 100.00 $ 3,516,440
6,385 Michigan Finance Authority, Distributable State Aid Revenue Bonds,
Charter County of Wayne, Second Lien Refunding Series 2020, 4.000%,
11/01/55 - BAM Insured
11/30 at 100.00 5,974,499
2,000 Michigan Finance Authority, Hospital Revenue Bonds, Henry Ford Health
System, Series 2019A, 5.000%, 11/15/48
11/29 at 100.00 2,074,834
1,565 Michigan Finance Authority, Tobacco Settlement Asset- Backed Bonds,
2007 Sold Tobacco Receipts, Series 2020B-1-CL2, 5.000%, 6/01/49
12/30 at 100.00 1,618,260
6,000 Michigan Hospital Finance Authority, Revenue Bonds, Ascension Health
Senior Credit Group, Refunding & Project Series 2010F-6, 4.000%,
11/15/47
11/26 at 100.00 5,763,502
Michigan State Building Authority, Revenue Bonds, Facilities Program,
Refunding Series 2015-I
:
9,565 5.000%, 4/15/30 10/25 at 100.00 9,888,631
435 (c) 5.000%, 4/15/30, (Pre-refunded 10/15/25) 10/25 at 100.00 449,755
2,100 Michigan State Building Authority, Revenue Bonds, Facilities Program,
Refunding Series 2023II, 4.000%, 10/15/43
10/33 at 100.00 2,152,562
Michigan State, Trunk Line Fund Bonds, Rebuilding Michigan Program,
Series 2021A
:
3,020 4.000%, 11/15/37 11/31 at 100.00 3,201,799
6,510 4.000%, 11/15/38 11/31 at 100.00 6,854,599
Michigan Technological University, General Revenue Bonds, Series
2023A
:
1,515 5.000%, 10/01/47 - AGM Insured 10/31 at 100.00 1,606,816
675 5.250%, 10/01/52 - AGM Insured 10/31 at 100.00 720,537
1,800 Northern Michigan University, General Revenue Bonds, Series 2021,
4.000%, 6/01/46
6/31 at 100.00 1,741,977
1,100 Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit
Metropolitan Wayne County Airport, Series 2015D, 5.000%, 12/01/45
12/25 at 100.00 1,112,320
5,000 Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit
Metropolitan Wayne County Airport, Series 2023A, 5.250%, 12/01/48 -
AGM Insured
12/33 at 100.00 5,645,781
Total Michigan 66,294,013
Minnesota - 0.3%
3,200 Rochester, Minnesota, Health Care Facilities Revenue Bonds, Mayo Clinic,
Refunding Series 2016B, 5.000%, 11/15/34
No Opt. Call 3,906,029
1,480 University of Minnesota, General Obligation Bonds, Series 2016A,
5.000%, 4/01/41
4/26 at 100.00 1,520,144
Total Minnesota 5,426,173
Missouri - 0.2%
3,465 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, CoxHealth, Series 2013A, 5.000%, 11/15/48
3/24 at 100.00 3,466,397
Total Missouri 3,466,397
Montana - 0.6%
1,115 Billings, Montana, Sewer System Revenue Bonds, Series 2017, 5.000%,
7/01/33
7/27 at 100.00 1,188,362

Nuveen Municipal Value Fund, Inc.
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)

NUV
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Montana (continued)
Montana Facility Finance Authority, Healthcare Facility Revenue Bonds,
Kalispell Regional Medical Center, Series 2018B
:
$ 1,040 5.000%, 7/01/29 7/28 at 100.00 $ 1,092,676
2,475 5.000%, 7/01/30 7/28 at 100.00 2,603,653
1,415 5.000%, 7/01/31 7/28 at 100.00 1,488,359
1,980 5.000%, 7/01/32 7/28 at 100.00 2,082,146
3,045 Montana Facility Finance Authority, Revenue Bonds, Billings Clinic
Obligated Group, Series 2018A, 5.000%, 8/15/48
8/28 at 100.00 3,150,974
Total Montana 11,606,170
Nebraska - 0.8%
Central Plains Energy Project, Nebraska, Gas Project 3 Revenue Bonds,
Refunding Crossover Series 2017A
:
1,710 5.000%, 9/01/35 No Opt. Call 1,871,843
1,500 5.000%, 9/01/42 No Opt. Call 1,639,591
1,400 Douglas County Hospital Authority 3, Nebraska, Health Facilities Revenue
Bonds, Nebraska Methodist Health System, Refunding Series 2015,
5.000%, 11/01/45
11/25 at 100.00 1,422,926
10,500 Omaha Public Power District, Nebraska, Electric System Revenue Bonds,
Series 2022B, 5.250%, 2/01/52
2/32 at 100.00 11,606,360
Total Nebraska 16,540,720
Nevada - 2.6%
490 Clark County School District, Nevada, General Obligation Bonds, Limited
Tax Building Series 2020A, 4.000%, 6/15/40 - AGM Insured
6/30 at 100.00 499,682
Clark County, Nevada, General Obligation Bonds, Transportation
Improvement, Limited Tax, Additionally Secured by Pledged Revenue
Series 2018B
:
2,000 5.000%, 12/01/33 12/28 at 100.00 2,195,650
5,000 5.000%, 12/01/35 12/28 at 100.00 5,463,029
5,000 Las Vegas Convention and Visitors Authority, Nevada, Convention Center
Expansion Revenue Bonds, Series 2018B, 5.000%, 7/01/43
7/28 at 100.00 5,278,779
8,500 Las Vegas Convention and Visitors Authority, Nevada, Revenue Bonds,
Series 2018C, 5.250%, 7/01/43
7/28 at 100.00 9,067,025
Las Vegas Valley Water District, Nevada, General Obligation Bonds,
Refunding Series 2015
:
5,220 5.000%, 6/01/33 12/24 at 100.00 5,302,089
10,000 5.000%, 6/01/34 12/24 at 100.00 10,155,607
9,000 5.000%, 6/01/39 12/24 at 100.00 9,105,976
1,205 Las Vegas Valley Water District, Nevada, General Obligation Bonds,
Refunding Water Improvement Series 2016A, 5.000%, 6/01/41
6/26 at 100.00 1,244,430
2,000 Reno, Nevada, Subordinate Lien Sales Tax Revenue Refunding Bonds,
ReTrac-Reno Transporation Rail Access Corridor Project, Series 2018A,
5.000%, 6/01/48
12/28 at 100.00 2,068,018
250 Reno, Nevada, Subordinate Lien Sales Tax Revenue Refunding Bonds,
ReTrac-Reno Transporation Rail Access Corridor Project, Series 2018B,
5.000%, 6/01/33 - AGM Insured
12/28 at 100.00 271,481
Total Nevada 50,651,766
New Jersey - 4.5%
2,500 Delaware River Port Authority, New Jersey and Pennsylvania, Revenue
Bonds, Series 2018A, 5.000%, 1/01/36
1/29 at 100.00 2,743,952

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
New Jersey (continued)
$ 930 New Jersey Economic Development Authority, Private Activity Bonds, The
Goethals Bridge Replacement Project, Series 2013, 5.125%, 1/01/39 -
AGM Insured, (AMT)
3/24 at 100.00 $ 930,057
6,000 (c) New Jersey Economic Development Authority, School Facilities
Construction Bonds, Refunding Series 2016BBB, 5.500%, 6/15/31, (Pre-
refunded 12/15/26)
12/26 at 100.00 6,476,218
5,990 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2005N-1, 5.500%, 9/01/25 - AGM Insured
No Opt. Call 6,233,967
3,380 New Jersey Transportation Trust Fund Authority, Transportation Program
Bonds, Series 2022BB, 4.000%, 6/15/46
12/31 at 100.00 3,336,876
9,420 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Capital Appreciation Series 2010A, 0.000%, 12/15/31
No Opt. Call 7,221,293
New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Refunding Series 2006C
:
30,000 0.000%, 12/15/30 - FGIC Insured No Opt. Call 23,931,096
27,000 0.000%, 12/15/32 - AGM Insured No Opt. Call 20,145,124
New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2015AA
:
2,750 5.250%, 6/15/32 6/25 at 100.00 2,823,785
2,150 5.250%, 6/15/34 6/25 at 100.00 2,206,196
1,220 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2020AA, 4.000%, 6/15/50
12/30 at 100.00 1,182,583
2,000 New Jersey Turnpike Authority, Revenue Bonds, Series 2017B, 5.000%,
1/01/40
1/28 at 100.00 2,121,767
3,760 New Jersey Turnpike Authority, Turnpike Revenue Bonds, Series 2017G,
4.000%, 1/01/43
1/28 at 100.00 3,768,338
1,455 South Jersey Transportation Authority, New Jersey, Transportation System
Revenue Bonds, Series 2020A, 5.000%, 11/01/41 - BAM Insured
11/30 at 100.00 1,563,953
2,535 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018B, 5.000%, 6/01/46
6/28 at 100.00 2,579,333
Total New Jersey 87,264,538
New York - 7.7%
4,200 Dormitory Authority of the State of New York,  State Personal Income Tax
Revenue Bonds,  General Purpose, Series 2021B, 4.000%, 3/15/47
3/31 at 100.00 4,155,785
Dormitory Authority of the State of New York, Lease Revenue Bonds, State
University Dormitory Facilities, Series 2017A
:
2,970 5.000%, 7/01/42 7/27 at 100.00 3,107,304
780 (c) 5.000%, 7/01/42, (Pre-refunded 7/01/27) 7/27 at 100.00 839,444
1,950 Long Island Power Authority, New York, Electric System General Revenue
Bonds, Series 2018, 5.000%, 9/01/39
9/28 at 100.00 2,110,513
Long Island Power Authority, New York, Electric System General Revenue
Bonds, Series 2021A
:
1,000 4.000%, 9/01/39 9/31 at 100.00 1,037,080
2,100 4.000%, 9/01/41 9/31 at 100.00 2,156,627
Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Green Climate Bond Certified Series 2020C-1
:
3,100 4.750%, 11/15/45 5/30 at 100.00 3,184,078
8,325 5.000%, 11/15/50 5/30 at 100.00 8,735,497

Nuveen Municipal Value Fund, Inc.
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)

NUV
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
New York (continued)
MTA Hudson Rail Yards Trust Obligations, New York, MTA Financing
Agreement Payable by the Metropolitan Transportation Authority, Series
2016A
:
$ 3,135 5.000%, 11/15/51 2/24 at 100.00 $ 3,134,874
7,380 5.000%, 11/15/56 2/24 at 100.00 7,324,830
New York City Industrial Development Agency, New York, PILOT Payment
in Lieu of Taxes Revenue Bonds, Queens Baseball Stadium Project,
Refunding Series 2021A
:
1,500 5.000%, 1/01/29 - AGM Insured No Opt. Call 1,641,920
1,750 5.000%, 1/01/30 - AGM Insured No Opt. Call 1,950,004
4,000 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2019
Series FF-2, 4.000%, 6/15/37
6/29 at 100.00 4,143,824
17,425 New York City Transitional Finance Authority, New York, Building Aid
Revenue Bonds, Fiscal 2019 Subseries S-3A, 5.000%, 7/15/37
7/28 at 100.00 18,741,786
5,000 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2022 Subseries F-1, 5.000%, 2/01/51
2/32 at 100.00 5,433,724
3,465 New York City, New York, General Obligation Bonds, Fiscal 2021 Series C,
5.000%, 8/01/42
8/30 at 100.00 3,794,393
11,755 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%,
11/15/44, 144A
11/24 at 100.00 11,768,478
3,180 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, Secured by Port Authority Consolidated Bonds, Refunding Series
1WTC-2021, 4.000%, 2/15/43 - BAM Insured
2/30 at 100.00 3,207,828
4,000 New York State Power Authority, General Revenue Bonds, Series 2020A,
4.000%, 11/15/50
5/30 at 100.00 3,986,365
1,000 New York State Thruway Authority, State Personal Income Tax Revenue
Bonds, Bidding Group 1 Series 2022A, 4.000%, 3/15/49
9/32 at 100.00 999,983
8,270 New York Transportation Development Corporation, New York, Special
Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project,
Series 2016A, 5.000%, 7/01/41, (AMT)
7/24 at 100.00 8,274,558
2,000 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, New Terminal 1 John F Kennedy International
Airport Project, Green Series 2023, 5.375%, 6/30/60, (AMT)
6/31 at 100.00 2,094,227
5,000 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, Terminal 4 John F Kennedy International Airport
Project, Series 2022, 5.000%, 12/01/40, (AMT)
12/32 at 100.00 5,286,292
New York Transportation Development Corporation, Special Facility
Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D
Redevelopment Project, Series 2018
:
3,250 5.000%, 1/01/34, (AMT) 1/28 at 100.00 3,349,414
5,250 5.000%, 1/01/36, (AMT) 1/28 at 100.00 5,388,534
4,500 Suffolk Tobacco Asset Securitization Corporation, New York, Tobacco
Settlement Asset-Backed Bonds, Senior Series 2021A-2, 4.000%, 6/01/50
6/31 at 100.00 4,154,689
8,000 Triborough Bridge and Tunnel Authority, New York, General Purpose
Revenue Bonds, MTA Bridges & Tunnels, Series 2017A, 5.000%, 11/15/37
5/27 at 100.00 8,447,789
3,000 Triborough Bridge and Tunnel Authority, New York, General Purpose
Revenue Bonds, Refunding Series 2015A, 5.000%, 11/15/50
5/25 at 100.00 3,034,340
7,000 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Bonds, Senior Lien Green Bonds, Series 2022D-2, 4.500%, 5/15/52
11/32 at 100.00 7,229,765

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
New York (continued)
$ 5,000 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Bonds, Senior Lien Subseries 2021A-1, 5.000%, 5/15/51
5/31 at 100.00 $ 5,384,754
6,000 Triborough Bridge and Tunnel Authority, New York, Sales Tax Revenue
Bonds, MTA Bridges & Tunnels, TBTA Capital Lockbox-City Sales Tax,
Series 2022A, 5.250%, 5/15/57
11/32 at 100.00 6,599,003
650 TSASC Inc., New York, Tobacco Settlement Asset-Backed Bonds, Fiscal
2017 Series B, 5.000%, 6/01/24
No Opt. Call 651,419
Total New York 151,349,121
North Carolina - 1.1%
1,520 North Carolina Capital Facilities Finance Agency, Revenue Bonds, Duke
University Project, Refunding Series 2016B, 5.000%, 10/01/44
10/26 at 100.00 1,565,524
North Carolina Department of Transportation, Private Activity Revenue
Bonds, I-77 Hot Lanes Project, Series 2015
:
2,155 5.000%, 12/31/37, (AMT) 6/25 at 100.00 2,181,394
4,175 5.000%, 6/30/54, (AMT) 6/25 at 100.00 4,175,015
2,995 North Carolina Turnpike Authority, Monroe Expressway Toll  Revenue
Bonds, Series 2017A, 5.000%, 7/01/54
7/26 at 100.00 3,037,231
North Carolina Turnpike Authority, Triangle Expressway System Revenue
Bonds, Capital Appreciation Series 2019
:
2,000 0.000%, 1/01/41 1/30 at 71.45 1,012,857
1,500 0.000%, 1/01/42 1/30 at 68.97 721,301
14,500 0.000%, 1/01/49 1/30 at 54.10 4,790,684
North Carolina Turnpike Authority, Triangle Expressway System Revenue
Bonds, Refunding Senior Lien Series 2017
:
1,625 5.000%, 1/01/30 1/27 at 100.00 1,703,701
1,850 5.000%, 1/01/32 1/27 at 100.00 1,938,388
Total North Carolina 21,126,095
North Dakota - 0.1%
1,840 Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru
Health System Obligated Group, Series 2017A, 5.000%, 12/01/42
12/27 at 100.00 1,864,872
Total North Dakota 1,864,872
Ohio - 4.1%
4,710 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series
2020A-2 Class 1, 4.000%, 6/01/48
6/30 at 100.00 4,357,099
44,100 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series
2020B-2 Class 2, 5.000%, 6/01/55
6/30 at 100.00 41,699,553
4,975 Central Ohio Transit Authority, Ohio, General Obligation Bonds, Capital
Facilities Limited Tax Series 2023, 5.000%, 12/01/53
12/33 at 100.00 5,427,574
1,195 Franklin County, Ohio, Hospital Revenue Bonds, Nationwide Children's
Hospital Project, Refunding & Improvement Series 2017A, 5.000%,
11/01/32
11/27 at 100.00 1,288,551
3,485 Franklin County, Ohio, Revenue Bonds, Trinity Health Credit Group, Series
2017OH, 4.000%, 12/01/46
6/27 at 100.00 3,408,642
5,000 Franklin County, Ohio, Sales Tax Revenue Bonds, Various Purpose Series
2018, 5.000%, 6/01/43
6/28 at 100.00 5,346,935
14,500 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Generation Corporation Project, Refunding Series
2009D, 3.375%, 8/01/29, (Mandatory Put 9/15/21)
No Opt. Call 13,247,755

Nuveen Municipal Value Fund, Inc.
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)

NUV
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Ohio (continued)
$ 4,110 Ohio State, Private Activity Bonds, Portsmouth Gateway Group, LLC
- Borrower, Portsmouth Bypass Project, Series 2015, 5.000%, 12/31/39 -
AGM Insured, (AMT)
6/25 at 100.00 $ 4,129,213
1,940 Port of Greater Cincinnati Development Authority, Ohio, Public
Improvement TOT Revenue Bonds, Series 2021, 4.250%, 12/01/50, 144A
12/28 at 100.00 1,690,041
Total Ohio 80,595,363
Oklahoma - 1.4%
4,000 (c) Oklahoma City Water Utilities Trust, Oklahoma, Water and Sewer Revenue
Bonds, Refunding Series 2016, 5.000%, 7/01/36, (Pre-refunded 7/01/26)
7/26 at 100.00 4,206,818
Oklahoma Development Finance Authority, Health System Revenue
Bonds, Integris Baptist Medical Center, Refunding Series 2015A
:
1,590 5.000%, 8/15/27 8/25 at 100.00 1,616,899
1,250 5.000%, 8/15/29 8/25 at 100.00 1,269,720
Oklahoma Development Finance Authority, Health System Revenue
Bonds, OU Medicine Project, Series 2018B
:
1,790 5.250%, 8/15/43 8/28 at 100.00 1,791,849
7,040 5.500%, 8/15/57 8/28 at 100.00 7,088,509
1,000 Oklahoma Development Finance Authority, Health System Revenue
Bonds, OU Medicine Project, Taxable Series 2022, 5.500%, 8/15/37
8/32 at 100.00 1,019,612
10,000 Oklahoma State Turnpike Authority, Turnpike System Revenue Bonds,
Second Senior Series 2017A, 5.000%, 1/01/42
1/26 at 100.00 10,194,147
Total Oklahoma 27,187,554
Oregon - 1.3%
2,500 Oregon Health and Science University, Revenue Bonds, Green Series
2021A, 4.000%, 7/01/44
1/32 at 100.00 2,507,446
6,585 Oregon State Department of Transportation, Highway User Tax Revenue
Bonds, Refunding Senior Lien Series 2017B, 5.000%, 11/15/28
5/27 at 100.00 7,070,524
2,000 Oregon State, General Obligation Bonds, Article XI-Q State Projects Series
2021A, 4.000%, 5/01/40
5/31 at 100.00 2,072,781
7,500 Portland, Oregon, Sewer System Revenue Bonds, Second Lien Refunding
Series 2023A, 5.000%, 12/01/47
6/33 at 100.00 8,390,259
5,330 University of Oregon, General Revenue Bonds, Series 2018A, 5.000%,
4/01/48
4/28 at 100.00 5,547,288
Total Oregon 25,588,298
Pennsylvania - 0.9%
3,155 Geisinger Authority, Montour County, Pennsylvania, Health System
Revenue Bonds, Geisinger Health System, Series 2017A-1, 5.000%,
2/15/45
2/27 at 100.00 3,222,956
3,035 Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University, Series 2022B,
4.000%, 5/01/52
5/32 at 100.00 2,820,793
2,000 Pennsylvania State University, Revenue Bonds, Refunding Series 2016A,
5.000%, 9/01/41
9/26 at 100.00 2,078,139
1,250 Pennsylvania Turnpike Commission, Motor License Fund-Enhanced
Turnpike Special Revenue Bonds, Subordinate Series 2014A, 4.750%,
12/01/37
12/26 at 100.00 1,296,409
3,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series
2018A-2, 5.000%, 12/01/48
12/28 at 100.00 3,157,416
1,025 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Subordinate Series 2019A, 4.000%, 12/01/49
12/29 at 100.00 996,227

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Pennsylvania (continued)
$ 2,620 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Subordinate Series 2021A, 4.000%, 12/01/50
12/30 at 100.00 $ 2,543,611
570 Pittsburgh Water and Sewer Authority, Pennsylvania, Water and Sewer
System Revenue Bonds, Refunding Subordinate Series 2019B, 4.000%,
9/01/34 - AGM Insured
9/29 at 100.00 595,040
1,350 Susquehanna Area Regional Airport Authority, Pennsylvania, Airport
System Revenue Bonds, Series 2017, 5.000%, 1/01/38, (AMT)
1/28 at 100.00 1,381,454
Total Pennsylvania 18,092,045
Puerto Rico - 1.8%
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1
:
10,046 0.000%, 7/01/33 7/28 at 86.06 6,900,311
5,985 4.500%, 7/01/34 7/25 at 100.00 6,025,552
5,125 5.000%, 7/01/58 7/28 at 100.00 5,141,599
5,320 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured Cofina Project Series 2019A-2A, 4.550%, 7/01/40
7/28 at 100.00 5,339,226
12,119 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2, 4.329%, 7/01/40
7/28 at 100.00 12,073,586
Total Puerto Rico 35,480,274
South Carolina - 2.4%
Patriots Energy Group, South Carolina, Gas System Revenue Bonds,
Improvement and Refunding Series 2021A
:
3,750 4.000%, 6/01/46 6/31 at 100.00 3,669,893
1,500 4.000%, 6/01/51 6/31 at 100.00 1,431,427
Piedmont Municipal Power Agency, South Carolina, Electric Revenue
Bonds, Series 2004A-2
:
12,760 0.000%, 1/01/28 - AGC Insured No Opt. Call 11,106,332
9,535 0.000%, 1/01/29 - AGC Insured No Opt. Call 8,013,730
4,000 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding & Improvement Series 2020A, 4.000%, 12/01/39
12/30 at 100.00 4,004,886
South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding Series 2016B
:
5,500 5.000%, 12/01/46 12/26 at 100.00 5,579,678
8,000 5.000%, 12/01/56 12/26 at 100.00 8,056,838
1,500 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding Series 2022A, 5.000%, 12/01/55
6/32 at 100.00 1,564,624
3,455 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Series 2014A, 5.500%, 12/01/54
6/24 at 100.00 3,462,294
Total South Carolina 46,889,702
South Dakota - 0.1%
2,630 Baltic School District No. 49-1, South Dakota, General Obligation Bonds,
Series 2022, 5.250%, 12/01/47 - AGM Insured
12/31 at 100.00 2,868,113
Total South Dakota 2,868,113
Tennessee - 1.5%
Hallsdale-Powell Utility District, Knox County, Tennessee, Water and Sewer
Revenue Bonds, Refunding & Improvement Series 2022A
:
760 4.000%, 4/01/37 4/31 at 100.00 796,220
1,305 4.000%, 4/01/40 4/31 at 100.00 1,335,508

Nuveen Municipal Value Fund, Inc.
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)

NUV
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tennessee (continued)
Loudon, Tennessee, Water and Sewer Revenue Bonds, Series 2023
:
$ 1,000 5.000%, 3/01/40 3/33 at 100.00 $ 1,112,845
1,000 5.000%, 3/01/41 3/33 at 100.00 1,108,141
1,495 5.000%, 3/01/42 3/33 at 100.00 1,648,643
4,250 4.375%, 3/01/48 3/33 at 100.00 4,292,022
1,450 Memphis, Tennessee, Sanitary Sewerage System Revenue Bonds,
Refunding Series 2020B, 5.000%, 10/01/45
10/30 at 100.00 1,577,912
2,260 Metropolitan Government of Nashville-Davidson County, Tennessee,
Water and Sewerage Revenue Bonds, Green Series 2017A, 5.000%,
7/01/42
7/27 at 100.00 2,358,565
2,000 Metropolitan Nashville Airport Authority, Tennessee, Airport Improvement
Revenue Bonds, Series 2022A, 5.250%, 7/01/47
7/32 at 100.00 2,231,909
1,375 New Memphis Arena Public Building Authority, Memphis and Shelby
County, Tennessee, Local Government Public Improvement Bonds, Capital
Appreciation Series 2021, 0.000%, 4/01/40
4/31 at 81.47 651,387
3,000 Tennessee State School Bond Authority, Higher Educational Facilities
Second Program Bonds, Series 2017A, 5.000%, 11/01/42
11/27 at 100.00 3,144,215
5,000 Tennessee State, General Obligation Bonds, Series 2023A, 5.000%,
5/01/40
5/33 at 100.00 5,786,400
3,240 West Wilson Utility District, Wilson County, Tennessee, Water Revenue
Bonds, Improvement Series 2022, 4.000%, 6/01/52
6/32 at 100.00 3,199,282
Total Tennessee 29,243,049
Texas - 13.1%
240 Baytown Municipal Development District, Texas, Hotel Revenue Bonds,
Baytown Convention Center Hotel, First-Lien Series 2021A, 4.000%,
10/01/50
10/31 at 100.00 201,952
14,355 (e) Bexar County Hospital District, Texas, Certificates of Obligation, Series
2018, 4.000%, 2/15/43, (UB)
2/27 at 100.00 14,231,023
4,750 Bexar County Hospital District, Texas, Certificates of Obligation, Series
2023, 5.000%, 2/15/48
8/32 at 100.00 5,153,610
710 Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien
Series 2020A, 5.000%, 1/01/39
1/30 at 100.00 765,300
240 (c) Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health
System, Series 2014A, 5.250%, 9/01/44, (Pre-refunded 9/01/24)
9/24 at 100.00 242,531
5,000 El Paso County Hospital District, Texas, General Obligtion Bonds,
Certificates of Obligation Series 2013, 5.000%, 8/15/39
3/24 at 100.00 5,000,209
Fort Bend County Municipal Utility District 50, Texas, General Obligation
Bonds, Series 2018A
:
2,600 4.000%, 9/01/46 - AGM Insured 3/24 at 100.00 2,467,273
5,500 4.000%, 9/01/48 - AGM Insured 3/24 at 100.00 5,093,669
2,845 Harris County Cultural Education Facilities Finance Corporation, Texas,
Revenue Bonds, Houston Methodist Hospital System, Series 2015,
4.000%, 12/01/45
6/25 at 100.00 2,671,002
7,295 Harris County-Houston Sports Authority, Texas, Revenue Bonds, Capital
Appreciation Refunding Senior Lien Series 2014A, 0.000%, 11/15/50 -
AGM Insured
11/31 at 39.79 2,056,727
Harris County-Houston Sports Authority, Texas, Revenue Bonds, Junior
Lien Series 2001H
:
11,055 0.000%, 11/15/27 No Opt. Call 9,623,704
845 (c) 0.000%, 11/15/27, (ETM) No Opt. Call 744,888

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Texas (continued)
$ 1,565 Harris County-Houston Sports Authority, Texas, Revenue Bonds, Refunding
Second Lien Series 2014C, 5.000%, 11/15/31
11/24 at 100.00 $ 1,578,404
14,905 Harris County-Houston Sports Authority, Texas, Revenue Bonds, Third Lien
Series 2004A-3, 0.000%, 11/15/33 - NPFG Insured
11/24 at 59.10 8,522,290
1,000 Hidalgo County Regional Mobility Authority, Texas, Toll and Vehicle
Registration Fee Revenue Bonds, Senior Lien Series 2022A, 4.000%,
12/01/40
12/31 at 100.00 951,598
Houston, Texas, Airport System Revenue Bonds, Refunding & Subordinate
Lien Series 2018B
:
1,590 5.000%, 7/01/43 7/28 at 100.00 1,689,819
2,290 5.000%, 7/01/48 7/28 at 100.00 2,412,785
Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds,
Convention and Entertainment Project, Series 2001B
:
24,755 0.000%, 9/01/29 - AMBAC Insured No Opt. Call 20,518,551
12,940 0.000%, 9/01/30 - AMBAC Insured No Opt. Call 10,348,751
10,000 0.000%, 9/01/31 - AMBAC Insured No Opt. Call 7,696,542
19,500 0.000%, 9/01/32 - AMBAC Insured No Opt. Call 14,431,620
5,120 Leander Independent School District, Williamson and Travis Counties,
Texas, General Obligation Bonds, Refunding Series 2015A, 5.000%,
8/15/39
8/25 at 100.00 5,187,806
4,510 Leander Independent School District, Williamson and Travis Counties,
Texas, General Obligation Bonds, Refunding Series 2016A, 5.000%,
8/15/49
8/26 at 100.00 4,647,473
1,705 Love Field Airport Modernization Corporation, Texas, Special Facilities
Revenue Bonds, Southwest Airlines Company - Love Field Modernization
Program Project, Series 2012, 5.000%, 11/01/28, (AMT)
3/24 at 100.00 1,705,055
3,570 Lower Colorado River Authority, Texas, Transmission Contract Revenue
Bonds, LCRA Transmission Services Corporation Project, Refunding Series
2021A, 5.000%, 5/15/51
5/31 at 100.00 3,807,231
Lubbock, Texas, Electric Light and Power System Revenue Bonds, Series
2018
:
2,170 5.000%, 4/15/40 4/28 at 100.00 2,302,859
3,930 5.000%, 4/15/43 4/28 at 100.00 4,140,680
North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier
Capital Appreciation Series 2008I
:
30,000 (c) 6.200%, 1/01/42, (Pre-refunded 1/01/25) - AGC Insured 1/25 at 100.00 30,828,936
5,220 (c) 6.500%, 1/01/43, (Pre-refunded 1/01/25) 1/25 at 100.00 5,375,838
15,450 North Texas Tollway Authority, System Revenue Bonds, Refunding First
Tier, Series 2008D, 0.000%, 1/01/36 - AGC Insured
No Opt. Call 10,100,743
5,000 North Texas Tollway Authority, System Revenue Bonds, Refunding First
Tier, Series 2017A, 4.000%, 1/01/43
1/28 at 100.00 5,009,288
8,000 North Texas Tollway Authority, System Revenue Bonds, Refunding Second
Tier Series 2017B, 5.000%, 1/01/43
1/27 at 100.00 8,291,622
9,100 North Texas Tollway Authority, System Revenue Bonds, Refunding Second
Tier, Series 2015A, 5.000%, 1/01/32
1/25 at 100.00 9,237,531
3,855 Pasadena Economic Development Corporation, Harris County, Texas,
Sales Tax Revenue Bonds, Series 2023, 5.000%, 8/15/53 - BAM Insured
8/33 at 100.00 4,162,026
1,750 Tarrant County Cultural Education Facilities Finance Corporation, Texas,
Revenue Bonds, Texas Health Resources System, Series 2016A, 5.000%,
2/15/41
8/26 at 100.00 1,797,886
5,000 Temple, Texas, General Obligation Bonds, Combination Tax and Revenue
Series 2022B, 4.000%, 8/01/47
8/31 at 100.00 4,940,046

Nuveen Municipal Value Fund, Inc.
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)

NUV
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Texas (continued)
$ 3,120 Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply
Revenue Bonds, Senior Lien Series 2008D, 6.250%, 12/15/26
No Opt. Call $ 3,249,459
5,400 Texas Private Activity Bond Surface Transporation Corporation, Revenue
Bonds, NTE Mobility Partners LLC North Tarrant Express Managed Lanes
Project, Refunding Senior Lien Series 2019A, 5.000%, 12/31/35
12/29 at 100.00 5,784,675
3,000 Texas Transportation Commission, Central Texas Turnpike System Revenue
Bonds, Refunding First Tier Series 2015B, 5.000%, 8/15/37
8/24 at 100.00 3,020,111
1,750 Texas Transportation Commission, Central Texas Turnpike System Revenue
Bonds, Refunding Second Tier Series 2015C, 5.000%, 8/15/33
8/24 at 100.00 1,761,034
5,500 Texas Turnpike Authority, Central Texas Turnpike System Revenue Bonds,
First Tier Series 2002A, 0.000%, 8/15/25 - AMBAC Insured
No Opt. Call 5,218,202
Texas Water Development Board, State Water Implementation Revenue
Fund Bonds, Master Trust Series 2017A
:
12,500 (e) 4.000%, 10/15/42, (UB) 10/27 at 100.00 12,584,196
1,500 5.000%, 10/15/42 10/27 at 100.00 1,579,836
5,000 Texas Water Development Board, State Water Implementation Revenue
Fund Bonds, Master Trust Series 2018B, 5.000%, 10/15/38
10/28 at 100.00 5,438,292
Total Texas 256,573,073
Utah - 1.4%
5,345 Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series
2017B, 5.000%, 7/01/42
7/27 at 100.00 5,565,902
3,500 Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series
2018B, 5.000%, 7/01/43
7/28 at 100.00 3,719,726
9,550 Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series
2023A, 5.250%, 7/01/48, (AMT)
7/33 at 100.00 10,282,522
Salt Lake County, Utah, Sales Tax Revenue Bonds, TRCC Series 2017
:
695 5.000%, 2/01/36 2/27 at 100.00 733,186
1,150 5.000%, 2/01/37 2/27 at 100.00 1,208,805
Utah Associated Municipal Power Systems, Revenue Bonds, Horse Butte
Wind Project, Refunding Series 2017A
:
1,250 5.000%, 9/01/29 3/28 at 100.00 1,356,854
1,000 5.000%, 9/01/30 3/28 at 100.00 1,084,800
1,250 5.000%, 9/01/31 3/28 at 100.00 1,352,742
660 5.000%, 9/01/32 3/28 at 100.00 712,793
540 Utah Water Finance Agency, Revenue Bonds, Pooled Loan Financing
Program, Series 2017A, 5.000%, 3/01/37
3/27 at 100.00 566,124
Total Utah 26,583,454
Virginia - 0.6%
1,805 Chesapeake Bay Bridge and Tunnel District, Virginia, General Resolution
Revenue Bonds, First Tier Series 2016, 5.000%, 7/01/51
7/26 at 100.00 1,809,994
4,355 Tobacco Settlement Financing Corporation of Virginia, Tobacco
Settlement Asset Backed Bonds, Series 2007B1, 5.000%, 6/01/47
2/24 at 100.00 4,119,623
Virginia Small Business Financing Authority, Private Activity Revenue
Bonds, Transform 66 P3 Project, Senior Lien Series 2017
:
2,000 5.000%, 12/31/47, (AMT) 6/27 at 100.00 2,020,506
4,100 5.000%, 12/31/49, (AMT) 6/27 at 100.00 4,133,039
Total Virginia 12,083,162

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Washington - 4.3%
$ 8,825 Central Puget Sound Regional Transit Authority, Washington, Sales Tax
and Motor Vehicle Excise Tax Bonds, Refunding & Improvement, Green
Series 2021S-1, 4.000%, 11/01/46
11/31 at 100.00 $ 8,856,738
2,235 Pierce County School District 10, Tacoma, Washington, General
Obligation Bonds, Series 2020B, 4.000%, 12/01/43
12/30 at 100.00 2,253,971
Port of Seattle, Washington, Revenue Bonds, Refunding Intermediate Lien
Series 2016
:
1,930 5.000%, 2/01/29 2/26 at 100.00 2,003,871
1,000 5.000%, 2/01/30 2/26 at 100.00 1,036,700
5,000 Snohomish County Public Utility District 1, Washington, Electric System
Revenue Bonds, Series 2021A, 5.000%, 12/01/51
12/31 at 100.00 5,391,726
Spokane Public Facilities District, Washington, Hotel, Motel, and Sales Use
Tax Revenue Bonds, Series 2017
:
1,175 5.000%, 12/01/38 6/27 at 100.00 1,208,313
5,000 5.000%, 12/01/41 6/27 at 100.00 5,163,783
1,390 Washington Health Care Facilities Authority, Revenue Bonds,
CommonSpirit Health, Series 2019A-1, 4.000%, 8/01/44
8/29 at 100.00 1,335,511
12,000 Washington Health Care Facilities Authority, Revenue Bonds, Providence
Health & Services, Refunding Series 2012A, 5.000%, 10/01/33
3/24 at 100.00 12,004,321
1,310 Washington Health Care Facilities Authority, Revenue Bonds, Virginia
Mason Medical Center, Series 2017, 5.000%, 8/15/30
8/27 at 100.00 1,361,348
6,030 Washington State Convention Center Public Facilities District, Lodging
Tax Revenue Bonds, Refunding Series2021B. Exchange Purchase, 4.000%,
7/01/37
7/31 at 100.00 5,994,336
Washington State Convention Center Public Facilities District, Lodging
Tax Revenue Bonds, Refunding Subordinate Series 2021B.  Exchange
Purchase
:
4,615 4.000%, 7/01/43 7/31 at 100.00 4,385,055
7,830 3.000%, 7/01/48 7/31 at 100.00 5,777,185
Washington State Convention Center Public Facilities District, Lodging Tax
Revenue Bonds, Series 2018
:
3,240 4.000%, 7/01/58 7/28 at 100.00 2,841,713
3,000 5.000%, 7/01/58 7/28 at 100.00 3,076,661
Washington State, Motor Vehicle Fuel Tax General Obligation Bonds,
Series 2002-03C
:
9,100 0.000%, 6/01/29 - NPFG Insured No Opt. Call 7,758,040
16,195 0.000%, 6/01/30 - NPFG Insured No Opt. Call 13,385,558
Total Washington 83,834,830
West Virginia - 0.7%
1,830 West Virginia Hospital Finance Authority, Hospital Revenue Bonds, Cabell
Huntington Hospital, Inc. Project, Refunding & Improvement Series 2018A,
5.000%, 1/01/34
1/29 at 100.00 1,870,409
2,750 West Virginia Hospital Finance Authority, Hospital Revenue Bonds,
Charleston Area Medical Center, Refunding & Improvement Series 2019A,
5.000%, 9/01/38
9/29 at 100.00 2,850,890
3,570 West Virginia Parkways Authority, Turnpike Toll Revenue Bonds, Senior
Lien Series 2018, 5.000%, 6/01/43
6/28 at 100.00 3,768,948
4,135 West Virginia Parkways Authority, Turnpike Toll Revenue Bonds, Senior
Lien Series 2021, 5.000%, 6/01/47
6/31 at 100.00 4,477,442
Total West Virginia 12,967,689

Nuveen Municipal Value Fund, Inc.
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)

NUV
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Wisconsin - 0.7%
$ 4,974 Public Finance Authority Wisconsin, Tax Exempt Pooled Securities, Class
A Social Impact Certificates, Series 2023-1, 4.000%, 8/01/59, (Mandatory
Put 7/01/26)
No Opt. Call $ 4,931,210
4,410 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Mercy Alliance, Inc., Series 2012, 5.000%, 6/01/39
3/24 at 100.00 4,412,764
Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Ascension Health Alliance Senior Credit Group, Series 2016A
:
2,870 4.000%, 11/15/46 5/26 at 100.00 2,779,225
935 (c) 4.000%, 11/15/46, (Pre-refunded 5/15/26) 5/26 at 100.00 954,566
Total Wisconsin 13,077,765
Total Municipal Bonds
(cost $1,896,526,735) 1,969,005,861
Total Long-Term Investments
(cost $1,896,526,735) 1,969,005,861
Floating Rate Obligations - (1.1)% (21,480,000)
Other Assets & Liabilities, Net -  0.4% 7,774,582
Net Assets Applicable to Common Shares - 100% $ 1,955,300,443
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 1,969,005,861 $ – $ 1,969,005,861
(a) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(c) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(d) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(e) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.

144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
ETM Escrowed to maturity
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction.